Risk Management - Summary of Maturity Schedule of the Company's Finance Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of finance debt [line items]
Total debt finance	$ 75,527	$ 84,175
Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	76,750	85,279
Interest	50,448	51,359
Total debt finance	127,198	136,638
Not later than one year [member]
Disclosure of finance debt [line items]
Total debt finance	4,704	3,667
Not later than one year [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	3,530
Interest	2,206
Total debt finance	5,736
Later than one year and not later than two years [member]
Disclosure of finance debt [line items]
Total debt finance	1,697	3,921
Later than one year and not later than two years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	1,723
Interest	4,100
Total debt finance	5,823
Later than two years and not later than three years [member]
Disclosure of finance debt [line items]
Total debt finance	4,268	7,012
Later than two years and not later than three years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	4,422
Interest	3,990
Total debt finance	8,412
Later than three years and not later than four years [member]
Disclosure of finance debt [line items]
Total debt finance	5,882	10,317
Later than three years and not later than four years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	6,029
Interest	3,777
Total debt finance	9,806
Later than four years and not later than five years [member]
Disclosure of finance debt [line items]
Total debt finance	9,256	$ 11,951
Later than four years and not later than five years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	9,405
Interest	3,387
Total debt finance	12,792
Later than five years [member] | Undiscounted Finance Debt [member]
Disclosure of finance debt [line items]
Principal	51,641
Interest	32,989
Total debt finance	$ 84,630